INVESTMENTS, DEBT AND DERIVATIVES - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Derivative, hedge ratio	100.00%
Foreign currency forward contracts | Net investment hedge accounting
Disclosure of detailed information about borrowings [line items]
Aggregated designated nominal value of hedged items	$ 0	$ 6,986
Weighted average term of contract		1 year